Basic and Diluted Loss per Share (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021
Basic and Diluted Loss per Share (Details) [Line Items]
Exercise price (in Dollars per share)	$ 3.94	$ 4.53	$ 964,586		$ 890,493
Options to purchase shares			0.4891		0.1518
Purchase of common stock shares	72,945		592,000
Average grant date fair value per share (in Dollars per share)	$ 11.1		$ 16.2	[1]
Convertible shares of common stock					7,731,083
Redeemable preferred stock outstanding (in Dollars)			$ 178,281
Convertible shares outstanding	90,377	94,018
Common Stock [Member]
Basic and Diluted Loss per Share (Details) [Line Items]
Convertible shares outstanding	1,047,589	7,736	73,048		48,109
Warrant [Member]
Basic and Diluted Loss per Share (Details) [Line Items]
Convertible shares outstanding			294,875
Previously Reported [Member]
Basic and Diluted Loss per Share (Details) [Line Items]
Average grant date fair value per share (in Dollars per share)			$ 1.62

[1]	Adjusted to reflect April 2023 reverse stock split, see note 3(f).